Annual Total Returns (Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares Retail) (Vanguard Pennsylvania Long-Term Tax-Exempt Fund, Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares)
12 Months Ended
Nov. 30, 2014
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Annual Total Return
2014	10.78%
2013	(2.74%)
2012	6.94%
2011	10.05%
2010	1.90%
2009	11.84%
2008	(3.68%)
2007	2.78%
2006	4.81%
2005	2.71%